Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Apr. 30, 2013
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSIBX
EMERGING MARKETS PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MMKBX
GLOBAL FRANCHISE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSFAX
GLOBAL FRANCHISE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSFBX
INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MIQBX
INTERNATIONAL SMALL CAP PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSISX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIEX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	IEDBX
GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSEQX
GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSEGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSSMX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS P
Risk/Return:
Trading Symbol	IERBX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MUSDX